Consolidated Statements of Changes in Equity - USD ($) $ in Millions	Total	Common Stock [Member]	Capital in Excess of Par Value [Member]	Treasury Shares at Cost [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Accumulated Deficit [Member]	Total Stockholders' Equity [Member]	Non-controlling Interests [Member]
Balance at Dec. 31, 2012	$ 1,284	$ 51	$ 6,090	$ (58)	$ 300	$ (5,334)	$ 1,049	$ 235
Balance, shares at Dec. 31, 2012		249,026,000
Net income (loss)	415					348	348	67
Other comprehensive income	47				47		47
Share-based compensation plans	88		88				88
Treasury shares	(405)			$ (405)			(405)
Treasury shares, shares				(11,072,000)
Shares issued pursuant to stock awards	177			$ 296		(119)	177
Shares issued pursuant to stock awards, shares		9,627,000
Dividends non-controlling interests	(48)							(48)
Purchase of non-controlling interest shares	(12)		(3)				(3)	(9)
Balance at Dec. 31, 2013	1,546	$ 51	6,175	(167)	347	(5,105)	1,301	245
Balance, shares at Dec. 31, 2013		247,581,000
Net income (loss)	607					539	539	68
Other comprehensive income	(137)				(137)		(137)
Share-based compensation plans	125		125				125
Treasury shares	(1,435)			$ (1,435)			(1,435)
Treasury shares, shares				(23,246,000)
Shares issued pursuant to stock awards	145			$ 383		(238)	145
Shares issued pursuant to stock awards, shares		8,245,000
Dividends non-controlling interests	(50)							(50)
Balance at Dec. 31, 2014	801	$ 51	6,300	(1,219)	210	(4,804)	538	263
Balance, shares at Dec. 31, 2014		232,580,000
Net income (loss)	1,599					1,526	1,526	73
Other comprehensive income	(29)				(29)		(29)
Share-based compensation plans	218		218				218
Treasury shares	$ (475)			$ (475)			(475)
Treasury shares, shares	(5,336,310)			(5,336,000)
Shares issued pursuant to stock awards	$ 51			$ 315		(264)	51
Shares issued pursuant to stock awards, shares		5,008,000
Issuance of common stock for business combination, net of issuance costs	9,686	$ 17	8,632	1,037			9,686
Issuance of common stock for business combination, net of issuance costs, shares		109,751,000
Dividends non-controlling interests	(51)							(51)
Changes in participation	3							3
Balance at Dec. 31, 2015	$ 11,803	$ 68	$ 15,150	$ (342)	$ 181	$ (3,542)	$ 11,515	$ 288
Balance, shares at Dec. 31, 2015		342,003,000